Vanguard Short-Term Inflation-Protected Securities Index Fund Annual Fund Operating Expenses - Investor Prospectus [Member] - Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares
Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.12%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.14%